Operating Leases Operating Leases - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net operating lease costs	$ 49,862,000	$ 30,148,000
Costs related to variable lease payments	0	0
Right-of-use assets obtained in exchange for lease obligations	10,200,000	12,100,000
Impairment of long lived assets	$ 15,400,000	$ 5,400,000
Weighted average remaining lease term	6 years 10 months 28 days	4 years 5 months 12 days
Weighted average discount rate (in percent)	2.51%	2.53%
Operating lease liabilities	$ 49,949,000	$ 24,334,000
Operating Lease, Liability, Statement of Financial Position [Extensible List]	Other Liabilities	Other Liabilities
Other current liabilities
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease liabilities	$ 49,900,000	$ 24,300,000
Selling, general and administrative
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net operating lease costs	47,500,000	27,600,000
Direct costs
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net operating lease costs	$ 2,400,000	$ 2,500,000